Borrowings - Analysis of Changes in Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in Financial Instruments [Abstract]
Borrowings, beginning balance	£ 4,363	£ 4,465
Derivatives, beginning balance	(31)	52
Lease liabilities, beginning balance	2,154	2,210
Liabilities from financing activities, beginning balance	6,486	6,727
Cash and cash equivalents, beginning balance	(2,218)	(2,492)
Bank overdrafts, beginning balance	358	506
Financial assets and liabilities, beginning balance	4,626	4,741
Cash flow	(1,194)	(388)
Acquisition and disposal of subsidiaries	79	28
Foreign exchange	(49)	(145)
Interest and other	300	390
Borrowings, ending balance	4,157	4,363	£ 4,465
Derivatives, ending balance	52	(31)	52
Lease liabilities, ending balance	2,020	2,154	2,210
Liabilities from financing activities, ending balance	6,229	6,486	6,727
Cash and cash equivalents, ending balance	(2,638)	(2,218)	(2,492)
Bank overdrafts, ending balance	171	358	506
Financial assets and liabilities, ending balance	3,762	4,626	4,741
Interest expense related to lease liabilities	95	103	£ 92
Liabilities From Financing Activities
Changes in Financial Instruments [Abstract]
Cash flow	(418)	(457)
Acquisition and disposal of subsidiaries	0	51
Foreign exchange	(139)	(225)
Interest and other	300	390
Borrowings
Changes in Financial Instruments [Abstract]
Cash flow	(27)	(49)
Acquisition and disposal of subsidiaries	0	49
Foreign exchange	(163)	(99)
Interest and other	(16)	(3)
Derivatives
Changes in Financial Instruments [Abstract]
Cash flow	(14)	(46)
Acquisition and disposal of subsidiaries	0	0
Foreign exchange	60	(51)
Interest and other	37	14
Lease liabilities
Changes in Financial Instruments [Abstract]
Cash flow	(377)	(362)
Acquisition and disposal of subsidiaries	0	2
Foreign exchange	(36)	(75)
Interest and other	279	379
Cash and short-term debt
Changes in Financial Instruments [Abstract]
Cash flow	(604)	189
Acquisition and disposal of subsidiaries	79	(23)
Foreign exchange	105	108
Interest and other	0	0
Bank overdrafts
Changes in Financial Instruments [Abstract]
Cash flow	(172)	(120)
Acquisition and disposal of subsidiaries	0	0
Foreign exchange	(15)	(28)
Interest and other	£ 0	£ 0